Commitments and Contingencies (Details) - Schedule of Certain Fees and Corresponding Payment Amounts - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Service Fee Advance (paid) [Member]
Schedule of Certain Fees and Corresponding Payment Amounts [Line Items]
George Clinical Payment Schedule	Service Fee Advance (paid)	Service Fee Advance (paid)
Payment Amount	$ 49,989	$ 49,989
Service Fee Advance of $212,335 minus the amount already paid, plus PTC Fee Advance of $31,325 (paid) [Member]
Schedule of Certain Fees and Corresponding Payment Amounts [Line Items]
George Clinical Payment Schedule	Service Fee Advance of $212,335 minus the amount already paid, plus PTC Fee Advance of $31,325 (paid)	Service Fee Advance of $212,335 minus the amount already paid, plus PTC Fee Advance of $31,325 (paid)
Payment Amount	$ 193,671	$ 193,671
Statistics Fees – 35% on Electronic Data Capture (EDC) Go Live Date [Member]
Schedule of Certain Fees and Corresponding Payment Amounts [Line Items]
George Clinical Payment Schedule	Statistics Fees – 35% on Electronic Data Capture (EDC) Go Live Date	Statistics Fees – 35% on Electronic Data Capture (EDC) Go Live Date
Payment Amount	$ 47,740	$ 47,740
Statistics Fees – 35% on Development of SAP tables [Member]
Schedule of Certain Fees and Corresponding Payment Amounts [Line Items]
George Clinical Payment Schedule	Statistics Fees – 35% on Development of SAP tables	Statistics Fees – 35% on Development of SAP tables
Payment Amount	$ 47,740	$ 47,740
Statistics Fees – 30% on Final Analysis [Member]
Schedule of Certain Fees and Corresponding Payment Amounts [Line Items]
George Clinical Payment Schedule	Statistics Fees – 30% on Final Analysis	Statistics Fees – 30% on Final Analysis
Payment Amount	$ 40,920	$ 40,920
Service Fees – Remainder Due [Member]
Schedule of Certain Fees and Corresponding Payment Amounts [Line Items]
George Clinical Payment Schedule Remainder Due	Service Fees – Remainder Due	Service Fees – Remainder Due
Service Fees – Remainder Due	Split monthly over course of study	Split monthly over course of Study